Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 228,540	$ 549,444
Receivables and prepaid expenses	10,234	89,139
Total Current Assets	238,774	638,583
Non-current Assets:
Property and equipment at cost, net of accumulated depreciation	20,162	24,142
Total Assets	258,936	662,725
Current Liabilities:
Accounts payable	113,585	215,359
Accrued expenses and other payables	292,548	171,379
Convertible promissory notes, net	1,308,229
Derivative liability	722,192
Registration Rights Agreement liability	520,000	520,000
Total Current Liabilities	2,956,554	906,738
Non-current Liabilities:
Accrued severance	176,093	123,981
Total Liabilities	3,132,647	1,030,719
Commitments and Contingencies (Note 9)
Stockholders’ Equity
Preferred A Stock, $0.0001 par value, 12,500,000 shares authorized; 5,847,937 shares outstanding at December 31, 2025 and 2024	585	585
Common stock, $0.0001 par value; 3,254,475,740 shares authorized; 956,997,116 shares issued and outstanding at December 31, 2025 and 2024	95,699	95,699
Additional paid-in capital	19,081,548	19,042,378
Accumulated deficit	(22,051,543)	(19,506,656)
Total Stockholders’ Deficiency	(2,873,711)	(367,994)
Total Liabilities and Stockholders’ Deficiency	$ 258,936	$ 662,725